Equity Incentive Plans - Assumptions used for the fair value of stock awards (Details)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.80%	2.80%
Expected term (in years)	6 years	6 years 1 month 6 days
Expected volatility	99.30%	76.90%
Minimum | Equity Incentive Plan 2014 | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	1 year
Maximum | Equity Incentive Plan 2014 | RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	2 years